Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2015
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
A reconciliation of the components of basic and diluted net income (loss) per common share is presented in the tables below:

	For the Three Months Ended January 31,
	2016			2015
		Weighted			Weighted
		Average			Average
	Income	Common		Income	Common
	(Loss)	Shares	Per Share	(Loss)	Shares	Per Share
	$	Outstanding	$	$	Outstanding	$
Basic:
Income (loss) attributable to common stock	3,970,040	1,880,279	2.11	(2,775,614)	1,806,303	(1.54)
Effective of Dilutive Securities:
Stock options and warrants	–	724,991	–	–	–	–

Diluted:
Income (loss) attributable to common stock, including assumed conversions	3,970,040	2,605,270	1.52	(2,775,614)	1,806,303	(1.54)

	For the Six Months Ended January 31,
	2016			2015
		Weighted			Weighted
		Average			Average
	Income	Common		Income	Common
	(Loss)	Shares	Per Share	(Loss)	Shares	Per Share
	$	Outstanding	$	$	Outstanding	$
Basic:
Income (loss) attributable to common stock	(7,139,977)	1,865,230	(3.83)	(3,550,951)	1,797,032	(1.98)
Effective of Dilutive Securities:
Stock options and warrants	–	–	–	–	–	–

Diluted:
Income (loss) attributable to common stock, including assumed conversions	(7,139,977)	1,865,230	(3.83)	(3,550,951)	1,797,032	(1.98)

Summary of Changes in Fair Value
The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs:

Balance at July 31, 2013	$9,666
Fair value of warrant derivative liabilities at issuance	469,841
Settlement of derivative liability	(506,574)
Unrealized derivative loss included in other expense	27,067
Balance at July 31, 2015 and 2014	$-

Schedule of Assumptions Used to Value Warrants
The derivative warrants were valued using the Black-Scholes option pricing model using the following assumptions:

At settlement dates
Market value of stock on measurement date	$0.043-$0.05
Risk-free interest rate	0.77-0.96%
Dividend yield	0%
Volatility factor	169-217%
Term	2.8-3.9 years